Stock-Based Compensation (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Stock-Based Compensation Expense Items [Abstract]
Stock-based compensation expense	$ 437	$ 111	$ 1,544	$ 394	$ 502	$ 1,015
Selling, General and Administrative Expense [Member]
Stock-Based Compensation Expense Items [Abstract]
Stock-based compensation expense	440	106	1,446	351	452	630
Research and Development Expense [Member]
Stock-Based Compensation Expense Items [Abstract]
Stock-based compensation expense	$ (3)	$ 5	$ 98	$ 43	$ 50	$ 385